SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Other operating expense (income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other operating expense (income)
Amortization of deferred subsidiaries	$ 122
Net gain on disposal of solar power systems	(36,098)	$ (27,803)	$ (47,899)
Net loss on disposal of property, plant and equipment	2,565	1,960	8,094
Government grants	(11,013)	(6,473)	(2,734)
Business interruption insurance compensation		(15,238)
Other operating income, net	(44,546)	$ (47,554)	$ (42,539)
Land use rights
Other operating expense (income)
Government grants	$ 7,212